AQR FUNDS

Supplement dated January 22, 2020 (“Supplement”)

to the Class I Shares and Class N Shares Prospectus,

dated May 1, 2019, as amended (the “Prospectus”),

of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund,

AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short

Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures

Strategy HV Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative

Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV

Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund, AQR

Style Premia Alternative LV Fund and AQR Volatility Risk Premium Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 31, 2020:

•	the sub-section entitled “AQR Volatility Risk Premium Fund—Portfolio Managers” on page 121 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Ronen Israel, M.A.	November 1, 2018	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	January 31, 2020	Principal of the Adviser

•

the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 179 of the Prospectus, in the section entitled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers of the Adviser

The Adviser utilizes a team-based approach to its investment management process, including model development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below is a senior member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
AQR Alternative Risk Premia Fund	Ronen Israel, M.A.
Ari Levine, M.S.
Yao Hua Ooi
Nathan Sosner, Ph.D.
AQR Diversified Arbitrage Fund	Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
AQR Equity Market Neutral Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
AQR Global Macro Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Michael Katz, Ph.D., A.M.
David Kupersmith, M.B.A.
Yao Hua Ooi
AQR Long-Short Equity Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
AQR Managed Futures Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Ari Levine, M.S.
Yao Hua Ooi
AQR Managed Futures Strategy HV Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Ari Levine, M.S.
Yao Hua Ooi
AQR Multi-Asset Fund	John M. Liew, Ph.D., M.B.A.
John J. Huss
Ronen Israel, M.A.
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Multi-Strategy Alternative Fund	John M. Liew, Ph.D., M.B.A.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
AQR Risk-Balanced Commodities Strategy Fund	Ronen Israel, M.A.
Ari Levine, M.S.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi

AQR Risk Parity II MV Fund	John M. Liew, Ph.D., M.B.A.
John J. Huss
Ronen Israel, M.A.
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Risk Parity II HV Fund	John M. Liew, Ph.D., M.B.A.
John J. Huss
Ronen Israel, M.A.
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Style Premia Alternative Fund	Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
AQR Style Premia Alternative LV Fund	Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
AQR Volatility Risk Premium Fund	Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in August 2009 where he is the Co-Head of Fixed Income and a senior member of the Research and Portfolio Management team. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and is the Head of the Adviser’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and oversees multi-asset class strategies as a researcher and portfolio manager. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Ronen Israel, M.A., is a Principal of the Adviser. Mr. Israel joined the Adviser in 1999, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Michael Katz, Ph.D., A.M., is a Principal of the Adviser. Dr. Katz joined the Adviser in 2007 and is Head of the Portfolio Implementation and Implementation Research team where he oversees the implementation of the Adviser’s products and models and enhancement of the implementation process. He earned a B.A. in economics and a B.A. in Middle East history, both with honors, at Tel Aviv University, and an A.M. and a Ph.D., both in economics, from Harvard University.

David Kupersmith, M.B.A., is a Principal of the Adviser. Mr. Kupersmith joined the Adviser in July 2011 and is a senior member of the firm’s Global Asset Allocation team. He earned a B.A. in history from Amherst College and an M.B.A. from Columbia Business School.

Ari Levine, M.S., is a Principal of the Adviser. Mr. Levine joined the Adviser in 2007 and co-heads research and portfolio management efforts for the Adviser’s macro and multi-strategy funds. Mr. Levine earned a B.S. in finance and a B.S.E. and M.S.E. in electrical engineering from the University of Pennsylvania.

Michael A. Mendelson, M.B.A., S.M., is a Principal of the Adviser. Mr. Mendelson joined the Adviser in July 2005 and is a portfolio manager and a member of the Executive Committee. He earned an S.M. in chemical engineering, an S.B. in chemical engineering, an S.B. in mathematics and an S.B. in management from M.I.T., along with an M.B.A. from the University of California at Los Angeles.

Lars N. Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.

Yao Hua Ooi is a Principal of the Adviser. Mr. Ooi joined the Adviser in 2004 and leads the Research and Portfolio Management teams focused on the Adviser’s macro and multi-strategy funds. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Nathan Sosner, Ph.D. is a Principal of the Adviser. Dr. Sosner joined the Adviser in June 2015 and is Head of the Specialized Investments Group, which focuses on situations where laws and regulations have meaningful effects on trading decisions, portfolio design and the choice of investment vehicles. He earned a B.A. and M.A. in economics from Tel Aviv University and a Ph.D. in economics from Harvard University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated January 22, 2020 (“Supplement”)

to the Class R6 Shares Prospectus,

dated May 1, 2019, as amended (the “Prospectus”),

of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund,

AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short

Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures

Strategy HV Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative

Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV

Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund, AQR

Style Premia Alternative LV Fund and AQR Volatility Risk Premium Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 31, 2020:

•	the sub-section entitled “AQR Volatility Risk Premium Fund—Portfolio Managers” on page 119 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Ronen Israel, M.A.	November 1, 2018	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	January 31, 2020	Principal of the Adviser

•

the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 177 of the Prospectus, in the section entitled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers of the Adviser

The Adviser utilizes a team-based approach to its investment management process, including model development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below is a senior member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
AQR Alternative Risk Premia Fund	Ronen Israel, M.A.
Ari Levine, M.S.
Yao Hua Ooi
Nathan Sosner, Ph.D.
AQR Diversified Arbitrage Fund	Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
AQR Equity Market Neutral Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
AQR Global Macro Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Michael Katz, Ph.D., A.M.
David Kupersmith, M.B.A.
Yao Hua Ooi
AQR Long-Short Equity Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
AQR Managed Futures Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Ari Levine, M.S.
Yao Hua Ooi
AQR Managed Futures Strategy HV Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Ari Levine, M.S.
Yao Hua Ooi
AQR Multi-Asset Fund	John M. Liew, Ph.D., M.B.A.
John J. Huss
Ronen Israel, M.A.
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Multi-Strategy Alternative Fund	John M. Liew, Ph.D., M.B.A.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
AQR Risk-Balanced Commodities Strategy Fund	Ronen Israel, M.A.
Ari Levine, M.S.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi

AQR Risk Parity II MV Fund	John M. Liew, Ph.D., M.B.A.
John J. Huss
Ronen Israel, M.A.
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Risk Parity II HV Fund	John M. Liew, Ph.D., M.B.A.
John J. Huss
Ronen Israel, M.A.
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Style Premia Alternative Fund	Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
AQR Style Premia Alternative LV Fund	Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
AQR Volatility Risk Premium Fund	Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in August 2009 where he is the Co-Head of Fixed Income and a senior member of the Research and Portfolio Management team. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and is the Head of the Adviser’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and oversees multi-asset class strategies as a researcher and portfolio manager. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Ronen Israel, M.A., is a Principal of the Adviser. Mr. Israel joined the Adviser in 1999, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Michael Katz, Ph.D., A.M., is a Principal of the Adviser. Dr. Katz joined the Adviser in 2007 and is Head of the Portfolio Implementation and Implementation Research team where he oversees the implementation of the Adviser’s products and models and enhancement of the implementation process. He earned a B.A. in economics and a B.A. in Middle East history, both with honors, at Tel Aviv University, and an A.M. and a Ph.D., both in economics, from Harvard University.

David Kupersmith, M.B.A., is a Principal of the Adviser. Mr. Kupersmith joined the Adviser in July 2011 and is a senior member of the firm’s Global Asset Allocation team. He earned a B.A. in history from Amherst College and an M.B.A. from Columbia Business School.

Ari Levine, M.S., is a Principal of the Adviser. Mr. Levine joined the Adviser in 2007 and co-heads research and portfolio management efforts for the Adviser’s macro and multi-strategy funds. Mr. Levine earned a B.S. in finance and a B.S.E. and M.S.E. in electrical engineering from the University of Pennsylvania.

Michael A. Mendelson, M.B.A., S.M., is a Principal of the Adviser. Mr. Mendelson joined the Adviser in July 2005 and is a portfolio manager and a member of the Executive Committee. He earned an S.M. in chemical engineering, an S.B. in chemical engineering, an S.B. in mathematics and an S.B. in management from M.I.T., along with an M.B.A. from the University of California at Los Angeles.

Lars N. Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.

Yao Hua Ooi is a Principal of the Adviser. Mr. Ooi joined the Adviser in 2004 and leads the Research and Portfolio Management teams focused on the Adviser’s macro and multi-strategy funds. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Nathan Sosner, Ph.D. is a Principal of the Adviser. Dr. Sosner joined the Adviser in June 2015 and is Head of the Specialized Investments Group, which focuses on situations where laws and regulations have meaningful effects on trading decisions, portfolio design and the choice of investment vehicles. He earned a B.A. and M.A. in economics from Tel Aviv University and a Ph.D. in economics from Harvard University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated January 22, 2020 (“Supplement”)

to the Statement of Additional Information,

dated May 1, 2019, as amended (the “SAI”),

of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund,

AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short

Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures

Strategy HV Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative

Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV

Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund, AQR

Style Premia Alternative LV Fund and AQR Volatility Risk Premium Fund

(the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 31, 2020:

•	the section entitled “Portfolio Manager Holdings” beginning on page 54 of the SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager Holdings

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of December 31, 2018, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Michele L. Aghassi, Ph.D.	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$10,001-$50,000
Clifford S. Asness, Ph.D., M.B.A.	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$100,001-$500,000
Jordan Brooks, Ph.D., M.A.	AQR Global Macro Fund	$10,001-$50,000
Robert F. Bryant, B.S.	AQR Diversified Arbitrage Fund	None[1]
Andrea Frazzini, Ph.D., M.S.	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	$10,001-$50,000
	AQR Style Premia Alternative LV Fund	$1-$10,000

John J. Huss	AQR Multi-Asset Fund	$10,001-$50,000
	AQR Risk Parity II HV Fund	$10,001-$50,000
	AQR Risk Parity II MV Fund	$10,001-$50,000
Ronen Israel, M.A.	AQR Alternative Risk Premia Fund	$10,001-$50,000
	AQR Diversified Arbitrage Fund	$50,001-$100,000
	AQR Equity Market Neutral Fund	$50,001-$100,000
	AQR Long-Short Equity Fund	$50,001-$100,000[2]
	AQR Multi-Asset Fund	None[2]
	AQR Multi-Strategy Alternative Fund	$100,001-$500,000
	AQR Risk-Balanced Commodities Strategy Fund	$50,001-$100,000[2]
	AQR Risk Parity II HV Fund	None[2]
	AQR Risk Parity II MV Fund	None[2]
	AQR Style Premia Alternative Fund	$100,001-$500,000
	AQR Style Premia Alternative LV Fund	$1-$10,000
	AQR Volatility Risk Premium Fund	$50,001-$100,000
Michael Katz, Ph.D., A.M.	AQR Global Macro Fund	$10,001-$50,000
	AQR Multi-Strategy Alternative Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	$10,001-$50,000
	AQR Style Premia Alternative LV Fund	$1-$10,000
David Kupersmith, M.B.A.	AQR Global Macro Fund	$100,001-$500,000
Ari Levine, M.S.	AQR Alternative Risk Premia Fund	$100,001-$500,000[2]
	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$10,001-$50,000
	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000
John M. Liew, Ph.D., M.B.A.	AQR Global Macro Fund	Over $1,000,000
	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$100,001-$500,000
	AQR Multi-Strategy Alternative Fund	$100,001-$500,000
	AQR Multi-Asset Fund	$100,001-$500,000
	AQR Risk Parity II HV Fund	$100,001-$500,000
	AQR Risk Parity II MV Fund	$100,001-$500,000
Michael A. Mendelson, M.B.A, S.M.	AQR Multi-Asset Fund	$500,001-$1,000,000
	AQR Risk Parity II HV Fund	$100,001-$500,000
	AQR Risk Parity II MV Fund	$100,001-$500,000

Mark L. Mitchell, Ph.D.	AQR Diversified Arbitrage Fund	$500,001-$1,000,000
	AQR Multi-Strategy Alternative Fund	None
Lars N. Nielsen, M.Sc.	AQR Diversified Arbitrage Fund	$50,001-$100,000[2]
	AQR Equity Market Neutral Fund	$50,001-$100,000[2]
	AQR Long-Short Equity Fund	$50,001-$100,000[2]
	AQR Multi-Asset Fund	$50,001-$100,000[2]
	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000[2]
	AQR Risk Parity II HV Fund	None[2]
	AQR Risk Parity II MV Fund	None[2]
	AQR Volatility Risk Premium Fund	$10,001-$50,000[2]
Yao Hua Ooi	AQR Alternative Risk Premia Fund	$10,001-$50,000
	AQR Global Macro Fund	$10,001-$50,000[2]
	AQR Managed Futures Strategy Fund	$50,001-$100,000
	AQR Managed Futures Strategy HV Fund	$10,001-$50,000
	AQR Multi-Asset Fund	$10,001-$50,000
	AQR Multi-Strategy Alternative Fund	$10,001-$50,000[2]
	AQR Risk Parity II HV Fund	$10,001-$50,000
	AQR Risk Parity II MV Fund	$10,001-$50,000
	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	$10,001-$50,000[2]
	AQR Style Premia Alternative LV Fund	None[2]
	AQR Volatility Risk Premium Fund	None[3]
Todd C. Pulvino, Ph.D., A.M., M.S.	AQR Diversified Arbitrage Fund	$100,001-$500,000
	AQR Multi-Strategy Alternative Fund	None
Nathan Sosner, Ph.D.	AQR Alternative Risk Premia Fund	None[1]
[1]	Portfolio manager began managing the Fund on May 1, 2019.

[2]	Portfolio manager began managing the Fund on January 1, 2020. Holdings information is provided as of January 15, 2020.

[3]	Portfolio manager began managing the Fund on January 31, 2020. Holdings information is provided as of January 15, 2020.

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